Debt - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Oct. 01, 2021 USD ($) $ / shares	Nov. 22, 2019 USD ($) segment $ / shares	Sep. 30, 2022 USD ($) $ / shares	Feb. 28, 2021 USD ($) shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Loan and Security Agreement | K2 Health Ventures LLC
Debt Instrument [Line Items]
Commitment date stock price (in dollars per share) | $ / shares		$ 2.33
Effective interest rate						15.47%
Loan and Security Agreement | K2 Health Ventures LLC | Term Loans
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 25,000
Number of potential tranches | segment		3
Final fee percentage		4.45%
Portion of outstanding term loan amount converted				$ 1,500	$ 2,000
Conversion price per share (in dollars per share) | $ / shares		$ 1.56
Beneficial conversion feature		$ 2,101
Number of shares issued upon conversion of term loan (shares) | shares				961,538	1,282,050
Outstanding term loan principal balance				$ 14,000
Debt instrument interest rate, floating						12.75%
Interest expense						$ 3,146	$ 2,546	$ 2,745
Loan and Security Agreement | K2 Health Ventures LLC | Term Loans | Maximum
Debt Instrument [Line Items]
Portion of outstanding term loan amount converted		4,000
Loan and Security Agreement | K2 Health Ventures LLC | First Tranche Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		7,500
Loan and Security Agreement | K2 Health Ventures LLC | Second Tranche Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		10,000							$ 10,000
Loan and Security Agreement | K2 Health Ventures LLC | Third Tranche Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 7,500
Loan Amendment
Debt Instrument [Line Items]
Financing costs						$ 313
Loan Amendment | K2 Health Ventures LLC | Term Loans
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 50,000
Final fee percentage	4.25%
Debt instrument interest rate, floating	8.50%
Interest rate, stated percentage	3.25%
Debt instrument variable rate	5.25%
Term of the combined facility (months)	48 months		48 months
Aggregate amount needed to extend period	$ 100,000
Prepayment amount	779
Loan Amendment | K2 Health Ventures LLC | Term Loans | First $500,000 Converted at $1.56 per share
Debt Instrument [Line Items]
Portion of outstanding term loan amount converted	$ 500		$ 500
Conversion price per share (in dollars per share) | $ / shares	$ 1.56		$ 1.56
Loan Amendment | K2 Health Ventures LLC | Term Loans | Additional Amounts Converted in Excess of $500,000 at $7.81 per share
Debt Instrument [Line Items]
Portion of outstanding term loan amount converted	$ 500		$ 500
Conversion price per share (in dollars per share) | $ / shares	$ 7.81		$ 1.83
Loan Amendment | K2 Health Ventures LLC | Term Loans | Maximum
Debt Instrument [Line Items]
Portion of outstanding term loan amount converted	$ 4,500		$ 4,500
Loan Amendment | K2 Health Ventures LLC | Term Loans | Payment Occurs on or before Twenty Four Months after Initial Funding Date
Debt Instrument [Line Items]
Prepayment penalty fee percentage	5.00%
Default interest rate	5.00%
Loan Amendment | K2 Health Ventures LLC | Term Loans | Prepayment Occurs More than Twenty Four Months after, but on or before Thirty Six Months after Initial Funding Date
Debt Instrument [Line Items]
Prepayment penalty fee percentage	3.00%
Loan Amendment | K2 Health Ventures LLC | Term Loans | Prepayment Occurs More than Thirty Six Months after Initial Funding Date
Debt Instrument [Line Items]
Prepayment penalty fee percentage	1.00%
Loan Amendment | K2 Health Ventures LLC | First Tranche Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 25,000
Loan Amendment | K2 Health Ventures LLC | Second Tranche Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	15,000
Loan Amendment | K2 Health Ventures LLC | Third Tranche Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 10,000